Term loan facility	9 Months Ended
Sep. 30, 2025
Credit facility
Term loan facility

13. Term loan facility

On June 24, 2025, the Company closed a senior secured debt facility (the “Term Loan Facility”) with SAF Group (“SAF”) for funds of up to $100 million. The Term Loan Facility consists of three tranches with an initial $50 million term loan advanced upon closing (the “Initial Advance”), and two additional tranches of $25 million each made available to the Company upon satisfactory of certain conditions. SAF holds senior security over all the Company’s assets other than second ranking security relating to the Cosalá Operations and the Relief Canyon Mine which are secured in priority by other debt providers.

The Term Loan Facility is due in 5 years and subject to a 6.0% original issue discount, valued at $3.2 million on closing date. Principal repayments commence after one year of closing date and are payable quarterly thereafter starting at 1.5% of the aggregate principal amount and gradually increasing to 6.25% after 36 months. Interest of U.S. SOFR rate (4% floor) plus 6% per annum is payable monthly, and review fees equal to 0.5% of the outstanding aggregate principal is payable every six months. The Term Loan Facility may be pre-paid at the Company’s option equal the par value of total aggregate principal amount plus unpaid interests and fees accrued up to 42 months following the closing date. The Term Loan Facility is subject to certain quarterly and annual financial covenants starting at end of fiscal 2025, along with a price protection program completed in July 2025 on future precious and base metals production and commitments. See Note 22 for the Company’s price risk impact from the price protection program.

At inception, the Initial Advance was accounted for at amortized cost, net of $2.5 million in financing costs, with principal repayments being amortized over the term of the loan. The Company recognized total interest and financing expense of $2.0 million for the nine-month period ended September 30, 2025.